NET LOSS PER SHARE (Details) - shares	Dec. 31, 2020	Dec. 31, 2019
NET LOSS PER SHARE
Stock options	7,366,420	12,833,780
Warrants	16,531,825	17,439,881
Accrued stock payable	359,415	42,736
Convertible notes	2,261,538
Possibly dilutive equity instruments	26,519,198	30,316,397